Financial Instruments and Financial Risk Management (Details) - Schedule of Financial Liabilities Measured at Fair Value - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial Instruments and Financial Risk Management (Details) - Schedule of Financial Liabilities Measured at Fair Value [Line Items]
Fair value of warrants	$ 1,874	$ 4,555
Level 1 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of Financial Liabilities Measured at Fair Value [Line Items]
Fair value of warrants		396
Level 3 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of Financial Liabilities Measured at Fair Value [Line Items]
Fair value of warrants	$ 1,874	$ 4,159